UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT        November 5, 2009
     ---------------------        -----------------        ----------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            165
                                            ----------

Form 13F Information Table Value Total:     $  184,750
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                               VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM             88579Y101   1,900     25,741  SH         YES         N/A       25,741
ABB LTD                        SPONSORED ADR   000375204   1,618     80,730  SH         YES         N/A       80,730
ABBOTT LABS                    COM             002824100   1,113     22,504  SH         YES         N/A       22,504
ABIOMED INC                    COM             003654100     272     28,025  SH         YES         N/A       28,025
ACE LTD                        SHS             H0023R105     383      7,171  SH         YES         N/A        7,171
ADOBE SYS INC                  COM             00724F101     278      8,415  SH         YES         N/A        8,415
AECOM TECHNOLOGY CORP DELAWA   COM             00766T100     837     30,840  SH         YES         N/A       30,840
AFLAC INC                      COM             001055102     583     13,630  SH         YES         N/A       13,630
AGRIUM INC                     COM             008916108     327      6,570  SH         YES         N/A        6,570
ALCON INC                      COM SHS         H01301102   1,527     11,010  SH         YES         N/A       11,010
ALLEGHANY CORP DEL             COM             017175100     463      1,786  SH         YES         N/A        1,786
ALLERGAN INC                   COM             018490102     233      4,100  SH         YES         N/A        4,100
ALTERA CORP                    COM             021441100   1,581     77,100  SH         YES         N/A       77,100
AMERICAN EXPRESS CO            COM             025816109   1,467     43,289  SH         YES         N/A       43,289
AMERIPRISE FINL INC            COM             03076C106     277      7,633  SH         YES         N/A        7,633
AMGEN INC                      COM             031162100   1,680     27,889  SH         YES         N/A       27,889
AMPHENOL CORP NEW              CL A            032095101     774     20,554  SH         YES         N/A       20,554
APACHE CORP                    COM             037411105   1,788     19,475  SH         YES         N/A       19,475
APPLE INC                      COM             037833100   1,411      7,614  SH         YES         N/A        7,614
ARGON ST INC                   COM             040149106     332     17,435  SH         YES         N/A       17,435
AT&T INC                       COM             00206R102   2,089     77,357  SH         YES         N/A       77,357
AUTOMATIC DATA PROCESSING IN   COM             053015103     501     12,741  SH         YES         N/A       12,741
BANK OF AMERICA CORPORATION    COM             060505104     758     44,827  SH         YES         N/A       44,827
BANK OF NEW YORK MELLON CORP   COM             064058100     484     16,686  SH         YES         N/A       16,686
BAXTER INTL INC                COM             071813109     245      4,300  SH         YES         N/A        4,300
BERKLEY W R CORP               COM             084423102     316     12,500  SH         YES         N/A       12,500
BERKSHIRE HATHAWAY INC DEL     CL B            084670207     219         66  SH         YES         N/A           66
BP PLC                         SPONSORED ADR   055622104     472      8,870  SH         YES         N/A        8,870
BRISTOL MYERS SQUIBB CO        COM             110122108   1,248     55,419  SH         YES         N/A       55,419
CAMERON INTERNATIONAL CORP     COM             13342B105     459     12,125  SH         YES         N/A       12,125
CANADIAN NAT RES LTD           COM             136385101     461      6,860  SH         YES         N/A        6,860
CAREFUSION CORP                COM             14170T101     209      9,609  SH         YES         N/A        9,609
CELGENE CORP                   COM             151020104   1,093     19,550  SH         YES         N/A       19,550
CHEVRON CORP NEW               COM             166764100   1,831     26,003  SH         YES         N/A       26,003
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH 167250109     582     31,124  SH         YES         N/A       31,124
CHINA MOBILE LIMITED           SPONSORED ADR   16941M109     670     13,650  SH         YES         N/A       13,650
CHUBB CORP                     COM             171232101     380      7,530  SH         YES         N/A        7,530
CHURCH & DWIGHT INC            COM             171340102     417      7,350  SH         YES         N/A        7,350
CIMAREX ENERGY CO              COM             171798101   2,297     53,021  SH         YES         N/A       53,021
CISCO SYS INC                  COM             17275R102   3,117    132,431  SH         YES         N/A      132,431
CITIGROUP INC                  COM             172967101      72     14,789  SH         YES         N/A       14,789
CITRIX SYS INC                 COM             177376100     414     10,565  SH         YES         N/A       10,565
CLEAN HARBORS INC              COM             184496107   1,141     20,275  SH         YES         N/A       20,275
CME GROUP INC                  COM             12572Q105     989      3,210  SH         YES         N/A        3,210
COCA COLA CO                   COM             191216100   2,764     51,463  SH         YES         N/A       51,463
COGNIZANT TECHNOLOGY SOLUTIO   CL A            192446102     247      6,400  SH         YES         N/A        6,400
COLGATE PALMOLIVE CO           COM             194162103   1,634     21,418  SH         YES         N/A       21,418
COMCAST CORP NEW               CL A SPL        20030N200   1,726    107,360  SH         YES         N/A      107,360
CONOCOPHILLIPS                 COM             20825C104   2,002     44,322  SH         YES         N/A       44,322
COSTCO WHSL CORP NEW           COM             22160K105   3,165     56,055  SH         YES         N/A       56,055
COVENTRY HEALTH CARE INC       COM             222862104     295     14,803  SH         YES         N/A       14,803
COVIDIEN PLC                   SHS             G2554F105     578     13,369  SH         YES         N/A       13,369
CSX CORP                       COM             126408103     368      8,790  SH         YES         N/A        8,790
CVS CAREMARK CORPORATION       COM             126650100   3,407     95,315  SH         YES         N/A       95,315
DANAHER CORP DEL               COM             235851102   2,560     38,020  SH         YES         N/A       38,020
DENTSPLY INTL INC NEW          COM             249030107     703     20,345  SH         YES         N/A       20,345
DEVON ENERGY CORP NEW          COM             25179M103     735     10,920  SH         YES         N/A       10,920
DRESSER-RAND GROUP INC         COM             261608103     621     20,000  SH         YES         N/A       20,000
ECOLAB INC                     COM             278865100   3,656     79,080  SH         YES         N/A       79,080
EL PASO CORP                   COM             28336L109     402     38,960  SH         YES         N/A       38,960
ELECTRONIC ARTS INC            COM             285512109     584     30,650  SH         YES         N/A       30,650
E M C CORP MASS                COM             268648102     707     41,500  SH         YES         N/A       41,500
EMERSON ELEC CO                COM             291011104   1,539     38,397  SH         YES         N/A       38,397
ENCANA CORP                    COM             292505104     220      3,820  SH         YES         N/A        3,820
EXELON CORP                    COM             30161N101     823     16,587  SH         YES         N/A       16,587
EXXON MOBIL CORP               COM             30231G102   8,160    118,937  SH         YES         N/A      118,937
FASTENAL CO                    COM             311900104     612     15,825  SH         YES         N/A       15,825
FEDEX CORP                     COM             31428X106     328      4,365  SH         YES         N/A        4,365
FIRST SOLAR INC                COM             336433107     783      5,120  SH         YES         N/A        5,120
FUEL TECH INC                  COM             359523107     706     63,018  SH         YES         N/A       63,018
GALLAGHER ARTHUR J & CO        COM             363576109     463     19,000  SH         YES         N/A       19,000
GENERAL ELECTRIC CO            COM             369604103   2,963    180,447  SH         YES         N/A      180,447
GOOGLE INC                     CL A            38259P508   1,936      3,905  SH         YES         N/A        3,905
HARLEY DAVIDSON INC            COM             412822108     454     19,745  SH         YES         N/A       19,745
HARTFORD FINL SVCS GROUP INC   COM             416515104     264      9,959  SH         YES         N/A        9,959
HEWLETT PACKARD CO             COM             428236103   2,644     55,999  SH         YES         N/A       55,999
HEINZ H J CO                   COM             423074103     263      6,605  SH         YES         N/A        6,605
HOME DEPOT INC                 COM             437076102     540     20,270  SH         YES         N/A       20,270
ILLINOIS TOOL WKS INC          COM             452308109     454     10,628  SH         YES         N/A       10,628
INTEL CORP                     COM             458140100     681     34,790  SH         YES         N/A       34,790
INTERNATIONAL BUSINESS MACHS   COM             459200101   2,861     23,916  SH         YES         N/A       23,916
INTUITIVE SURGICAL INC         COM NEW         46120E602   1,061      4,045  SH         YES         N/A        4,045
ITRON INC                      COM             465741106     247      3,850  SH         YES         N/A        3,850
ITT CORP NEW                   COM             450911102     458      8,790  SH         YES         N/A        8,790
JACOBS ENGR GROUP INC DEL      COM             469814107   2,131     46,385  SH         YES         N/A       46,385
JOHNSON & JOHNSON              COM             478160104   5,130     84,245  SH         YES         N/A       84,245
JOY GLOBAL INC                 COM             481165108     322      6,575  SH         YES         N/A        6,575
JPMORGAN CHASE & CO            COM             46625H100   1,941     44,296  SH         YES         N/A       44,296
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER  494550106     289      5,355  SH         YES         N/A        5,355
KINDER MORGAN MANAGEMENT LLC   SHS             49455U100     453      9,563  SH         YES         N/A        9,563
KOHLS CORP                     COM             500255104     707     12,395  SH         YES         N/A       12,395
KOPIN CORP                     COM             500600101      63     13,050  sH         YES         N/A       13,050
KRAFT FOODS INC                CL A            50075N104     418     15,920  SH         YES         N/A       15,920
L-3 COMMUNICATIONS HLDGS INC   COM             502424104   1,110     13,820  SH         YES         N/A       13,820
LIBERTY GLOBAL INC             COM SER A       530555101     592     26,221  SH         YES         N/A       26,221
LIBERTY GLOBAL INC             COM SER C       530555309     660     29,403  SH         YES         N/A       29,403
LIBERTY MEDIA CORP NEW         INT COM SER A   53071M104     990     31,816  SH         YES         N/A       31,816
LOWES COS INC                  COM             548661107   1,095     52,315  SH         YES         N/A       52,315
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105     219     13,525  sH         YES         N/A       13,525
MCDONALDS CORP                 COM             580135101   1,496     26,219  SH         YES         N/A       26,219
MCKESSON CORP                  COM             58155Q103     217      3,637  SH         YES         N/A        3,637
MEDCO HEALTH SOLUTIONS INC     COM             58405U102   1,785     32,267  SH         YES         N/A       32,267
MEDTRONIC INC                  COM             585055106   1,391     37,792  SH         YES         N/A       37,792
METLIFE INC                    COM             59156R108     458     12,034  SH         YES         N/A       12,034
MICROSOFT CORP                 COM             594918104   4,600    177,677  SH         YES         N/A      177,677
MILLIPORE CORP                 COM             601073109     788     11,200  SH         YES         N/A       11,200
MONSANTO CO NEW                COM             61166W101   1,638     21,166  SH         YES         N/A       21,166
MORNINGSTAR INC                COM             617700109     619     12,750  SH         YES         N/A       12,750
NATIONAL INSTRS CORP           COM             636518102     892     32,300  SH         YES         N/A       32,300
NEW ENGLAND BANCSHARES INC C   COM NEW         643863202     352     58,741  SH         YES         N/A       58,741
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107     919     11,425  SH         YES         N/A       11,425
NEWFIELD EXPL CO               COM             651290108   1,211     28,450  SH         YES         N/A       28,450
NEWS CORP                      CL A            65248E104   1,047     87,308  SH         YES         N/A       87,308
NIKE INC                       CL B            654106103   1,198     18,510  SH         YES         N/A       18,510
NOBLE ENERGY INC               COM             655044105   1,108     16,800  SH         YES         N/A       16,800
NORTHERN TR CORP               COM             665859104     425      7,315  SH         YES         N/A        7,315
NOVARTIS A G                   SPONSORED ADR   66987V109     398      7,900  SH         YES         N/A        7,900
ORACLE CORP                    COM             68389X105     723     34,678  SH         YES         N/A       34,678
PEOPLES UNITED FINANCIAL INC   COM             712704105   2,080    133,676  SH         YES         N/A      133,676
PEPSICO INC                    COM             713448108   3,452     58,842  SH         YES         N/A       58,842
PFIZER INC                     COM             717081103     847     51,185  SH         YES         N/A       51,185
POWERSHARES ETF TRUST          DYN BIOT & GEN  73935X856     654     38,290  SH         YES         N/A       38,290
POWERSHARES ETF TRUST          WATER RESOURCE  73935X575   1,640     98,165  SH         YES         N/A       98,165
POWERSHARES ETF TRUST          DYN OIL SVCS    73935X625     871     51,485  SH         YES         N/A       51,485
POWERSHARES ETF TRUST          WNDRHLL CLN EN  73935X500     982     90,465  SH         YES         N/A       90,465
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104     273      6,460  SH         YES         N/A        6,460
PRAXAIR INC                    COM             74005P104   2,073     25,371  SH         YES         N/A       25,371
PROCTER & GAMBLE CO            COM             742718109   5,096     87,991  SH         YES         N/A       87,991
PROGRESSIVE CORP OHIO          COM             743315103     680     41,000  SH         YES         N/A       41,000
QUANTA SVCS INC                COM             74762E102     483     21,825  SH         YES         N/A       21,825
ROCKWELL COLLINS INC           COM             774341101     428      8,430  SH         YES         N/A        8,430
ROGERS COMMUNICATIONS INC      CL B            775109200     754     26,750  SH         YES         N/A       26,750
SCHERING PLOUGH CORP           COM             806605101     352     12,450  SH         YES         N/A       12,450
SCHLUMBERGER LTD               COM             806857108   1,418     23,791  SH         YES         N/A       23,791
SPDR GOLD TRUST                GOLD SHS        78462F103     940      9,505  SH         YES         N/A        9,505
STANLEY WKS                    COM             854616109   1,132     26,524  SH         YES         N/A       26,524
STATE STR CORP                 COM             857477103     914     17,375  SH         YES         N/A       17,375
STERLING BANCORP               COM             859158107     174     24,126  SH         YES         N/A       24,126
STRYKER CORP                   COM             863667101   2,080     45,795  SH         YES         N/A       45,795
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209     785     15,531  SH         YES         N/A       15,531
TEXTRON INC                    COM             883203101     468     24,632  SH         YES         N/A       24,632
THERMO FISHER SCIENTIFIC INC   COM             883556102   2,740     62,735  SH         YES         N/A       62,735
TORONTO DOMINION BK ONT        COM             891160509     818     12,693  SH         YES         N/A       12,693
TRANSOCEAN LTD                 REG SHS         H8817H100   1,684     19,692  SH         YES         N/A       19,692
UNITEDHEALTH GROUP INC         COM             91324P102     962     38,438  SH         YES         N/A       38,438
UNITED PARCEL SERVICE INC      CL B            911312106     510      9,033  SH         YES         N/A        9,033
UNITED TECHNOLOGIES CORP       COM             913017109   3,869     63,502  SH         YES         N/A       63,502
VALE S A                       ADR             91912E105     241     10,400  SH         YES         N/A       10,400
VERIZON COMMUNICATIONS INC     COM             92343V104     522     17,233  SH         YES         N/A       17,233
VISA INC                       COM CL A        92826C839     578      8,368  SH         YES         N/A        8,368
WALGREEN CO                    COM             931422109     406     10,830  SH         YES         N/A       10,830
WAL MART STORES INC            COM             931142103   2,916     59,407  SH         YES         N/A       59,407
DISNEY WALT CO                 COM DISNEY      254687106   1,699     61,873  SH         YES         N/A       61,873
WASTE MGMT INC DEL             COM             94106L109   1,285     43,100  SH         YES         N/A       43,100
WEBSTER FINL CORP CONN         COM             947890109     126     10,101  SH         YES         N/A       10,101
WELLS FARGO & CO NEW           COM             949746101     644     22,836  SH         YES         N/A       22,836
WESTERN UN CO                  COM             959802109     189     10,004  SH         YES         N/A       10,004
WILLIS GROUP HOLDINGS LTD      SHS             G96655108   1,228     43,500  SH         YES         N/A       43,500
WINDSTREAM CORP                COM             97381W104     277     27,377  SH         YES         N/A       27,377
WOODWARD GOVERNOR CO           COM             980745103     758     31,250  SH         YES         N/A       31,250
XEROX CORP                     COM             984121103     262     33,890  SH         YES         N/A       33,890
XTO ENERGY INC                 COM             98385X106     779     18,842  SH         YES         N/A       18,842
YAHOO INC                      COM             984332106     830     46,600  SH         YES         N/A       46,600
YUM BRANDS INC                 COM             988498101   1,036     30,699  SH         YES         N/A       30,699
ZIMMER HLDGS INC               COM             98956P102     504      9,427  SH         YES         N/A        9,427